Financial instruments - Fair Value Maturity Schedule (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ 493,113	R$ (6,567,720)
2025
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	176,214	(1,753,846)
2026
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	448,898	(1,699,768)
2027
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	741,124	(36,905)
2028 onwards
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ (873,123)	R$ (3,077,201)